SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding number of shares	6,000	6,000
Options exercisable, weighted average remaining life in years		4 years 9 months 18 days
Options exercisable number of shares	6,000	4,500
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding exercise price	$ 10.40	$ 10.40
Options outstanding number of shares	6,000	6,000
Options exercisable, weighted average remaining life in years	4 years	4 years 9 months 18 days
Options exercisable number of shares	6,000	4,500